Income Taxes (As Restated) - Valuation allowance deferred tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 103,372	$ 82,654
Change in valuation allowance	6,710	20,718
Balance, end of year	$ 110,082	$ 103,372